TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES
Trade and other receivables consisted of the following items as of December 31:

	2023	2022

Trade receivables (gross)*	508	530
Expected credit losses	(96)	(84)
Trade receivables (net)	412	446

Other receivables, net of expected credit losses allowance**	130	10
Total trade and other receivables ***	542	456
* Includes contract assets (unbilled receivables), see Note 3 for further details.
** Other receivables as of December 31, 2023, includes consideration receivable for tower sale in Bangladesh , refer Note 9 for further details.
*** Total trade and other receivables includes balances of US$259 million (2022: US$254 million) relating to banking operations in Pakistan.
The following table summarizes the movement in the allowance for expected credit losses for the years ended December 31:

	2023	2022

Balance as of January 1	84	159

Accruals for expected credit losses	35	44
Recoveries	(8)	(6)
Accounts receivable written off	(6)	(64)
Reclassifications	—	(4)
Reclassification as held for sale	—	(28)
Foreign currency translation adjustment	(9)	(15)
Other movements	—	(2)

Balance as of December 31	96	84
Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

			Days past due
	Unbilled Receivables	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

December 31, 2023
Expected loss rate, %	0.0%	1.9%	10.6%	50.0%	98.5%
Trade receivables	40	317	47	36	68	508
Expected credit losses	—	(6)	(5)	(18)	(67)	(96)

Trade receivables, net	40	311	42	18	1	412

December 31, 2022
Expected loss rate, %	0.0%	0.6%	15.4%	31.0%	97.1%
Trade receivables	37	356	39	29	69	530
Expected credit losses	—	(2)	(6)	(9)	(67)	(84)

Trade receivables, net	37	354	33	20	2	446
ACCOUNTING POLICIES
Trade and other receivables
Trade and other receivables are measured at amortized cost and include invoiced/contractual amounts less expected credit losses.
Expected credit losses
The expected credit loss allowance (“ECL”) is recognized for all receivables measured at amortized cost at each reporting date. This means that an ECL is recognized for all receivables even though there may not be objective evidence that the trade receivable has been impaired.
VEON applies the simplified approach (i.e. provision matrix) for calculating a lifetime ECL for its trade and other receivables, including unbilled receivables (contract assets). The provision matrix is based on the historical credit loss experience over the life of the trade receivables and is adjusted for forward-looking estimates if relevant. The provision matrix is reviewed on a quarterly basis. Refer to Note 18 for our credit risk management policy.